Segmented Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Information with Respect to Segment

The following tables show certain information with respect to segment disclosures:

	2014
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [iii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,799	$6,324				$204	$638
United States	9,780	9,252				351	1,260
Mexico	4,357	4,027				160	655
Eliminations	(1,224)	—				—	—

North America	19,712	19,603	$421	$1,992	$635	715	2,553

Europe
Western Europe (excluding Great Britain)	11,775	11,487				375	1,359
Great Britain	783	781				51	98
Eastern Europe	2,580	2,226				91	555
Eliminations	(432)	—				—	—

Europe	14,706	14,494	357	434	588	517	2,012

Asia	1,983	1,837	71	162	127	141	650
Rest of World	695	694	17	(35)	—	8	82
Corporate and Other [i]	(455)	13	24	79	—	206	367

Total reportable segments	$36,641	$36,641	$890	$2,632	$1,350	$1,587	$5,664
Current assets							10,007
Investments, goodwill, deferred tax assets and other assets							2,468

Consolidated total assets							$18,139

	2013
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [iii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,734	$6,223				$167	$601
United States	8,409	7,938				349	1,135
Mexico	3,993	3,698				129	611
Eliminations	(1,182)	—				—	—

North America	17,954	17,859	$598	$1,645	$656	645	2,347

Europe
Western Europe (excluding Great Britain)	11,813	11,544				225	1,463
Great Britain	975	968				24	70
Eastern Europe	2,317	2,013				112	636
Eliminations	(387)	—				—	—

Europe	14,718	14,525	355	375	655	361	2,169

Asia	1,684	1,539	64	85	129	114	597
Rest of World	889	889	20	(76)	—	20	102
Corporate and Other [i]	(410)	23	26	36	—	30	226

Total reportable segments	$34,835	$34,835	$1,063	$2,065	$1,440	$1,170	$5,441
Current assets							9,923
Investments, goodwill, deferred tax assets and other assets							2,626

Consolidated total assets							$17,990

	2012
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [iii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,343	$5,907				$158	$660
United States	7,518	7,053				294	973
Mexico	3,520	3,281				163	573
Eliminations	(1,046)	—				—	—

North America	16,335	16,241	$432	$1,521	$701	615	2,206

Europe
Western Europe (excluding Great Britain)	10,089	9,927				246	1,490
Great Britain	961	952				15	58
Eastern Europe	1,847	1,684				117	584
Eliminations	(188)	—				—	—

Europe	12,709	12,563	283	165	611	378	2,132

Asia	1,289	1,188	42	49	74	214	558
Rest of World	822	822	17	(77)	87	56	128
Corporate and Other [i, ii]	(318)	23	27	—	—	11	249

Total reportable segments	$30,837	$30,837	$801	$1,658	$1,473	$1,274	$5,273
Current assets							9,135
Investments, goodwill, deferred tax assets and other assets							2,701

Consolidated total assets							$17,109

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	For the year ended December 31, 2012, Corporate and Other includes $35 million equity loss related to the Company’s investment in E-Car.
[iii]	The following table reconciles Adjusted EBIT to Income from operations before income taxes:

	2014	2013	2012
Adjusted EBIT	$2,632	$2,065	$1,658
Other (expense) income, net	(64)	(144)	108
Interest expense, net	(29)	(16)	(16)

Income from operations before income taxes	$2,539	$1,905	$1,750

Schedule of Aggregates External Revenues by Customer
[b]	The following table aggregates external revenues by customer as follows:

	2014	2013	2012
General Motors	$6,734	$6,394	$5,704
Fiat / Chrysler Group	5,897	5,137	4,637
Ford Motor Company	4,714	4,450	3,848
BMW	4,649	4,882	4,100
Daimler AG	4,262	3,949	3,367
Volkswagen	4,144	4,047	3,835
Other	6,241	5,976	5,346

	$36,641	$34,835	$30,837

Summary of External Revenues by Automotive Products and Services
[c]	The following table summarizes external revenues generated by automotive products and services:

	2014	2013	2012
Exterior and interior systems	$12,840	$12,308	$11,673
Body systems and chassis systems	8,079	7,874	7,123
Powertrain systems	4,954	4,634	3,825
Complete vehicle assembly	3,067	3,062	2,561
Tooling, engineering and other	2,971	2,823	2,317
Vision and electronic systems	2,644	2,193	2,132
Closure systems	2,086	1,941	1,206

	$36,641	$34,835	$30,837